Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

The intangible assets consisted of the following:

	As of December 31, 2017	As of December 31, 2016

Accounting software	$7,638	$3,696
Bigdata Platform (APP)	1,435,371	-
Less: accumulated amortization	(14,443)	(924)
Intangible assets, net	$1,428,566	$2,772